COST AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS IN PROGRESS	12 Months Ended
Dec. 31, 2011
Contractors [Abstract]
Cost and Estimated Earnings In Excess Of Billings On Contracts In Progress [Text Block]
5.	COST AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS IN PROGRESS

Cost and estimated earnings in excess of billings on contracts in progress represent amounts of revenue earned under contracts in progress but not billed at the balance sheet date. These amounts become billable according to the contract terms, which usually consider passage of time, and/or completion of the project. As of December 31, 2011 and 2010, the balance of cost and estimated earnings in excess of billings on contracts in progress was $14,008,972 and $834,909, respectively. Cost and estimated earnings in excess of billings on contracts in progress include the following:

December 31, 2011
						Status of
Name of contract		Estimated contract value	Total revenue recognized in 2011	Amount received in 2011	earnings in excess of billings	contract (Completion %)

1. Yingkou Steel Harbour Reclamation III		$7,440,093	$2,534,537	$1,462,478	$1,072,059	34%

2. Tangshan Caofeidian Port-Harbour Dredging & Reclamation XIV	1	21,962,001	16,501,503	13,096,072	3,405,431	75%

3. Tangshan Caofeidian Port-Harbour Dredging & Reclamation XIV	1	21,962,001	16,501,503	13,096,072	3,405,431	75%

4. Tangshan Caofeidian Port-Harbour Dredging & Reclamation XIV	1	18,301,667	13,751,253	10,913,394	2,837,859	75%

5. Zhuhai Gaolan Port Dredging VII		4,462,970	3,955,814	1,905,398	2,050,416	89%

6. Fuqing Yuanhong Pier Dredging II		1,792,943	1,208,288	-	1,237,776	67%

		$75,921,675	$54,452,898	$40,473,414	$14,008,972

Note:

1.	Dredgers, Xinggangjun #3, #6 and #9 together worked for one project with same customer.

December 31, 2010
Name of contract	Estimated contract value	Total revenue recognized in 2010	Amount received in 2010	Cost and estimated earnings in excess of billings	Status of contract (Completion %)

Yantian Port Channel Dredging and Reclamation I	$1,867,937	$815,100	$-	$834,909	44%

The following schedule summarizes changes in backlog on contracts during the year ended December 31, 2011. Backlog represents the amount of revenue Fujian Service expects to realize from work to be performed pursuant to contractual agreements on projects in progress and on projects for which work has not yet begun.

Backlog balance at December 31, 2010	$62,310,751
New contracts entered during the year ended December 31, 2011	220,006,390
Add: Adjustment of contracts due to change of orders during the year	331,734
Adjusted contract amount at December 31, 2011	282,648,875
Less: Contract revenue earned during the year ended December 31, 2011	(226,953,070)
Backlog balance at December 31, 2011	$55,695,805

There were two contracts included in the backlog as of December 31, 2010, in March 2011, the customers of these two contracts requested the Group's subsidiary, Fujian Service, to work on other projects which were on higher priority. Due to these requests, these two one-year contracts had been replaced by shorter term contracts in 2011. However, the customers have promised the Group that they will provide the Group the same level of work as the replaced contracts. Due to these promises, the backlog was not adjusted but would be reduced by completion of the shorter term contracts as of December 31, 2010 and was not deducted from the backlog as of December 31, 2011.